Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000147928
Account Value [Line Items]
Line Graph and Table Measure Name			Heartland Mid Cap Value Fund - Institutional
Accumulated Value	$ 500,000	$ 644,865		$ 698,838	$ 640,970	$ 804,933	$ 862,712	$ 1,107,652	$ 1,076,852	$ 1,224,620	$ 1,271,254	$ 1,276,120
C000147929
Account Value [Line Items]
Line Graph and Table Measure Name			Heartland Mid Cap Value Fund - Investor
Accumulated Value	10,000	12,867		13,910	12,717	15,934	17,039	21,831	21,173	24,003	24,873	24,902
C000063871
Account Value [Line Items]
Line Graph and Table Measure Name			Heartland Value Fund - Institutional
Accumulated Value	500,000	582,591		632,620	556,815	657,796	745,337	909,001	818,943	960,685	1,113,263	1,293,261
C000009765
Account Value [Line Items]
Line Graph and Table Measure Name			Heartland Value Fund - Investor
Accumulated Value	10,000	11,631		12,611	11,079	13,068	14,784	18,008	16,208	18,985	21,962	25,473
C000063872
Account Value [Line Items]
Line Graph and Table Measure Name			Heartland Value Plus Fund - Institutional
Accumulated Value	500,000	634,445		698,347	607,891	767,729	867,002	1,084,732	1,033,184	1,055,026	1,054,836	1,068,539
C000009766
Account Value [Line Items]
Line Graph and Table Measure Name			Heartland Value Plus Fund - Investor
Accumulated Value	10,000	12,677		13,920	12,093	15,239	17,165	21,430	20,368	20,740	20,677	20,897
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	500,000	563,675		682,783	646,993	847,684	1,024,747	1,287,708	1,040,379	1,310,428	1,622,412	1,900,581
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,274		13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	500,000	563,675		682,783	646,993	847,684	1,024,747	1,287,708	1,040,379	1,310,428	1,622,412	1,900,581
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,274		13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	500,000	563,675		682,783	646,993	847,684	1,024,747	1,287,708	1,040,379	1,310,428	1,622,412	1,900,581
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,274		13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	500,000	599,988		680,052	596,476	757,895	795,522	1,020,956	898,112	1,012,299	1,144,607	1,271,075
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000	12,000		13,601	11,930	15,158	15,910	20,419	17,962	20,246	22,892	25,421
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	500,000	658,704		710,333	618,956	757,565	792,672	1,016,764	869,502	996,916	1,077,147	1,212,809
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000	13,174		14,207	12,379	15,151	15,853	20,335	17,390	19,938	21,543	24,256
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	500,000	658,704		710,333	618,956	757,565	792,672	1,016,764	869,502	996,916	1,077,147	1,212,809
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 10,000	$ 13,174		$ 14,207	$ 12,379	$ 15,151	$ 15,853	$ 20,335	$ 17,390	$ 19,938	$ 21,543	$ 24,256